29. FINANCIAL DEBT (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Beginning balance	$ 289.1	$ 323.6	$ 369.1
Cash flows from operating, financing and investing activities	51.1	(26.1)	(54.5)
Business combinations (acquisitions)			(3.3)
Repayments of financial debt	(28.0)	(7.3)	(10.0)
Loan from common control transaction	154.7	0.0	0.0
Cash flow	177.8	(33.4)	(67.8)
Currency translation adjustments	(3.2)	(1.1)	1.8
Non-cash movements	(3.2)	(1.1)	1.8
Other non-cash transactions			20.5
Ending balance	463.7	289.1	323.6
Cash and cash equivalents
Disclosure of financial liabilities [line items]
Beginning balance	187.6	160.4	104.5
Cash flows from operating, financing and investing activities	(51.1)	26.1	54.5
Business combinations (acquisitions)			4.3
Repayments of financial debt	0.0	0.0	0.0
Loan from common control transaction	0.0	0.0	0.0
Cash flow	(51.1)	26.1	58.8
Currency translation adjustments	0.9	1.1	(2.9)
Non-cash movements	0.9	1.1	(2.9)
Other non-cash transactions			0.0
Ending balance	137.4	187.6	160.4
Financial debt, current
Disclosure of financial liabilities [line items]
Beginning balance	1.5	0.9	0.0
Cash flows from operating, financing and investing activities	0.0	0.0	0.0
Business combinations (acquisitions)			1.0
Repayments of financial debt	(21.5)	0.0	0.9
Loan from common control transaction	103.1	0.0	0.0
Cash flow	81.6	0.0	1.9
Currency translation adjustments	(2.4)	0.6	(1.0)
Non-cash movements	(2.4)	0.6	(1.0)
Other non-cash transactions			0.0
Ending balance	80.7	1.5	0.9
Financial debt, non-current
Disclosure of financial liabilities [line items]
Beginning balance	475.2	483.1	473.6
Cash flows from operating, financing and investing activities	0.0	0.0	0.0
Business combinations (acquisitions)			0.0
Repayments of financial debt	(6.5)	(7.3)	(10.9)
Loan from common control transaction	51.6	0.0	0.0
Cash flow	45.1	(7.3)	(10.9)
Currency translation adjustments	0.1	(0.6)	(0.1)
Non-cash movements	0.1	(0.6)	(0.1)
Other non-cash transactions			20.5
Ending balance	$ 520.4	$ 475.2	$ 483.1